SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

								Non-operating
	Operating segments							segments (a)
		Round	Bald					Corporate and
Year ended December 31, 2020:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other (b),(c)	Total
Revenue
Metal sales	$422.9	565.5	330.5	960.7	904.6	718.0	295.1	16.1	$4,213.4
Cost of sales
Production cost of sales	251.3	219.6	155.9	358.9	304.5	235.7	196.1	3.7	1,725.7
Depreciation, depletion and amortization	97.2	49.6	128.3	183.5	123.5	191.8	58.2	10.2	842.3
(Reversals of) impairment charges - net	—	—	—	—	27.8	(289.2)	(204.5)	(185.0)	(650.9)
Total cost of sales	348.5	269.2	284.2	542.4	455.8	138.3	49.8	(171.1)	1,917.1
Gross profit	$74.4	296.3	46.3	418.3	448.8	579.7	245.3	187.2	$2,296.3
Other operating expense (income)	2.6	3.9	5.2	11.3	32.5	73.4	(2.2)	59.8	186.5
Exploration and business development	4.8	5.6	6.5	—	5.8	2.0	9.4	58.4	92.5
General and administrative	—	—	—	—	—	—	—	117.9	117.9
Operating earnings (loss)	$67.0	286.8	34.6	407.0	410.5	504.3	238.1	(48.9)	$1,899.4
Other income - net									7.4
Finance income									4.3
Finance expense									(112.6)
Earnings before tax									$1,798.5

								Non-operating
	Operating segments							segments(a)
		Round	Bald					Corporate and
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other(b),(c)	Total
Revenue
Metal sales	$279.6	502.2	249.2	856.3	734.4	532.8	281.6	61.2	$3,497.3
Cost of sales
Production cost of sales	213.7	250.6	136.6	412.3	314.1	230.4	189.7	31.5	1,778.9
Depreciation, depletion and amortization	90.3	39.8	79.5	163.4	125.1	130.2	92.6	10.4	731.3
Reversal of impairment charges	—	—	—	(200.7)	—	(161.1)	—	—	(361.8)
Total cost of sales	304.0	290.4	216.1	375.0	439.2	199.5	282.3	41.9	2,148.4
Gross profit (loss)	$(24.4)	211.8	33.1	481.3	295.2	333.3	(0.7)	19.3	$1,348.9
Other operating expense (income)	25.1	(0.3)	7.8	(10.9)	(8.9)	46.4	(0.9)	50.2	108.5
Exploration and business development	3.4	4.8	12.6	—	23.0	1.8	8.0	59.9	113.5
General and administrative	—	—	—	—	—	—	—	135.8	135.8
Operating earnings (loss)	$(52.9)	207.3	12.7	492.2	281.1	285.1	(7.8)	(226.6)	$991.1
Other income - net									72.7
Finance income									7.9
Finance expense									(107.9)
Earnings before tax									$963.8

								Non-operating
	Operating segments							segments(a)
		Round	Bald					Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other(b),(C)	Total
Property, plant and equipment at:
December 31, 2020	$488.7	774.6	635.7	1,718.8	271.2	2,277.3	332.7	1,154.5	$7,653.5

Total assets at:
December 31, 2020	$719.7	1,028.0	857.1	2,226.3	896.9	2,699.8	429.8	2,075.6	$10,933.2

Capital expenditures for year ended December 31, 2020 (d)	$150.1	180.6	129.1	161.3	32.9	302.2	23.4	82.3	$1,061.9

								Non-operating
	Operating segments							segments (a)
		Round	Bald					Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	other(b),(c)	Total
Property, plant and equipment at:
December 31, 2019	$421.1	653.7	685.1	1,748.1	332.8	1,924.8	152.9	421.5	$6,340.0

Total assets at:
December 31, 2019	$633.2	846.8	862.5	2,024.0	1,053.4	2,312.5	255.0	1,088.6	$9,076.0

Capital expenditures for year ended December 31, 2019 (d)	$149.3	241.5	249.3	113.5	39.7	370.5	16.4	27.1	$1,207.3

(a)Non-operating segments include development and pre-development properties.

(b)Corporate and other includes corporate, shutdown and other non-operating assets (including Chulbatkan, Kettle River-Buckhorn, La Coipa, Lobo-Marte, Maricunga, and Peak).

(c)The Company suspended mining and crushing activities at Maricunga in the third quarter of 2016, however there was continued production through 2019 as ounces continued to be recovered from heap leach pads until the fourth quarter of 2019 when all processing activities transitioned to care and maintenance. As such the Maricunga segment was reclassified as non-operating within the Corporate and other segment in 2020. Accordingly, Corporate and other includes metal sales and operating (losses) earnings of Maricunga of $16.1 million and $(12.5) million, respectively, for the year ended December 31, 2020 ($61.2 million and $10.9 million, respectively, for the year ended December 31, 2019) as Maricunga continues to sell its remaining finished metals inventories.

(d)Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

Schedule of metal sales and plant and equipment by geographic region

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2020	2019	2020	2019
Geographic information (a)
United States	$1,318.9	$1,031.0	$2,043.7	$1,765.0
Russian Federation	904.6	734.4	604.0	337.4
Brazil	960.7	856.3	1,721.5	1,749.3
Chile	16.1	61.2	653.5	394.1
Mauritania	718.0	532.8	2,289.2	1,932.4
Ghana	295.1	281.6	341.6	161.8
Total	$4,213.4	$3,497.3	$7,653.5	$6,340.0

(a)	Geographic location is determined based on location of the mining assets.

Schedule of significant customers

		Round	Bald					Corporate
Year ended December 31, 2020:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	and other (a)	Total
Customer
1	$36.1	83.7	48.3	109.4	100.6	233.1	36.8	0.6	648.6
2	17.6	22.9	14.9	54.3	225.5	109.3	54.0	—	498.5
3	73.1	81.6	43.7	121.5	—	45.0	61.9	1.7	428.5
									$1,575.6
% of total metal sales									37.4%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2020.

		Round	Bald					Corporate
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Kupol	Tasiast	Chirano	and other (a)	Total
Customer
1	$11.3	56.3	17.0	59.4	145.4	175.5	51.7	0.7	517.3
2	31.5	49.0	40.4	76.8	55.8	78.5	57.8	8.0	397.8
3	24.2	14.5	16.7	181.1	—	66.6	47.8	4.1	355.0
									$1,270.1
% of total metal sales									36.3%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2019.